Risk management - Structural Liquidity Position (Details) - Liquidity risk - MXN ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Liquidity management
Customer deposits as a percent of liabilities		50.20%
Customer deposits as a percent of loans and advances to customers		99.90%
Percent increase in loans and advances to customers		4.80%
Loans and advances to customers, percentage of total assets		45.90%	43.10%
LTD ratio, percentage	101.70%	101.10%
Structural surplus		$ 216,138
Retail funding
Liquidity management
Diversified wholesale funding as a percentage to total net funding		16.00%